Subsequent Events - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended					0 Months Ended
	Oct. 27, 2012	May 03, 2014	Apr. 27, 2013	Apr. 28, 2012	May 03, 2014 Employee Relocation	Aug. 02, 2014 Scenario, Forecast Employee Relocation sqft	Aug. 02, 2014 Scenario, Forecast Termination of Pension Plan	Aug. 02, 2014 Scenario, Forecast Termination of Pension Plan Minimum	Aug. 02, 2014 Scenario, Forecast Termination of Pension Plan Maximum	Jun. 04, 2014 Subsequent Event Samsung Commercial Agreement Product	Jun. 05, 2014 Subsequent Event Palo Alto Lease Agreement sqft
Subsequent Event [Line Items]
Minimum purchase commitment										1,000,000
Purchase commitment period, minimum										12 months
Purchase commitment period, maximum										15 months
Agreement term										2 years
Area of land						88,000					208,000
Reduction in occupancy expense						$ 9,600
Reduction in future lease commitments						102,100
Asset impairment charge	1,973	32,390	4,168	11,747	28,400
Increase in pension liability and other comprehensive loss							$ 16,000
Termination period of pension plan								18 months	24 months